Leases - Amounts recognized in the consolidated balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 8,778	$ 4,684
Additions of right-of-use assets	7,122	1,143
Lease liabilities
Current (Note 15.1)	2,952	2,146
Non-current (Note 15.1)	5,427	2,290
Total liabilities	$ 8,379	4,436
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of right of use assets (in years)	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Useful life of right of use assets (in years)	10 years
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 7,195	3,073
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 1,583	$ 1,611